THE WRIGHT MANAGED INCOME TRUST
                             Two International Place
                                Boston, MA 02110
                            Telephone: (617) 598-8550
                            Telecopy: (617) 672-1550

                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright Managed Income Trust (1933 Act File No. 2-81915) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2009, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No.40 "Amendment No. 40") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 40 was filed electronically with the Commission (Accession No. 0000715165-09-000009 on April 28, 2009.

                          Wright Total Return Bond Fund
                           Wright Current Income Fund

                                              THE WRIGHT MANAGED INCOME  TRUST


                                              By: /s/ Janet E. Sanders
                                              ------------------------------
                                                      Janet E. Sanders
                                                      Secretary

Date:  May 5, 2009